Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Goodwill and Intangible Assets

10. GOODWILL AND INTANGIBLE ASSETS

	GOODWILL	PATENTS	CUSTOMER INTANGIBLES	SUPPLIER RELATIONSHIPS	TECHNOLOGY AND SOFTWARE	TOTAL
Cost
At 1 January 2019	$13,635	$18,020	$8,731	$2,856	$11,177	$54,419
Additions	—	102	—	—	—	102
Acquisition of subsidiaries	1,506	—	—	—	—	1,506
Exchange differences	250	—	—	—	—	250
At 31 December 2019	15,391	18,122	8,731	2,856	11,177	56,277
Amortisation
At 1 January 2019	—	2,312	2,977	757	6,711	12,757
Charge for the period	—	930	890	286	388	2,494
Impairments	—	—	—	—	—	—
Exchange differences	—	(532)	167	—	(142)	(507)
At 31 December 2019	—	2,710	4,034	1,043	6,957	14,744
Net Book Value
At 31 December 2019	$15,391	$15,412	$4,697	$1,813	$4,220	$41,533

Cost
At January 1, 2020	$15,391	$18,122	$8,731	$2,856	$11,177	$56,277
Additions	—	—	—	—	—	—
Acquisition of subsidiaries	—	—	—	—	—	—
Exchange differences	600	549	408	—	156	1,713
At December 31, 2020	15,991	18,671	9,139	2,856	11,333	57,990
Amortization
At January 1, 2020	—	2,710	4,034	1,043	6,957	14,744
Charge for the period	—	831	951	286	319	2,387
Impairments	—	—	—	—	—	—
Exchange differences	—	54	62	—	20	136
At December 31, 2020	—	3,595	5,047	1,329	7,296	17,267
Net Book Value
At December 31, 2020	$15,991	$15,076	$4,092	$1,527	$4,037	$40,723
Cost
At January 1, 2021	$15,991	$18,671	$9,139	$2,856	$11,333	$57,990
Additions	—	—	—	—	—	—
Exchange differences	(385)	(178)	(278)	—	(48)	(889)
At December 31, 2021	15,606	18,493	8,861	2,856	11,285	57,101
Amortization
At January 1, 2021	—	3,595	5,047	1,329	7,296	17,267
Charge for the period	—	890	1,317	286	334	2,827
Exchange differences	—	(16)	(21)	—	(4)	(41)
At December 31, 2021	—	4,469	6,343	1,615	7,626	20,053
Net Book Value
At December 31, 2021	$15,606	$14,024	$2,518	$1,241	$3,659	$37,048

Amortization of $2,652 (2020: $2,224, 2019: $1,911) has been charged to Selling, marketing, and administrative expenses and $175 (2020: $163, 2019: $583) Research and development expenses.

Intangible assets in use	Type of intangible asset	Net book value	Remaining amortization period
Acquired Patents	Patents	8,033	9 years
Acquired Technology	Technology	356	2 years
Acquired Supplier relationships	Supplier relationships	1,243	4 years
Acquired Customer-related intangible	Customer-related	2,517	5-6 years
Acquired Technology	Technology	1,180	7 years

Intangible assets under development	Type of intangible asset	Net book value	Remaining amortization period
Technology License	Technology	2,120	n/a
Patent License	Patents	5,301	n/a
Patents	Patents	692	n/a

Impairment Review—Goodwill

Goodwill is tested for impairment at the operating segment level, this being the level at which goodwill is monitored for internal management purposes. As detailed in Note 5, the Group does not have multiple operating segments and is engaged in a single business activity of the manufacture and sale of point of care medical diagnostics. The recoverable amount of the goodwill has been calculated with reference to the present value of the future cash flows expected to be derived from the cash generating unit (value in use). In calculating this value, management have used the following assumptions:

•
Five years of cash flow projections are based on the Group’s long term financial projections, including the launch and commercialization of its new diagnostic products and services. These projects are based on the Group's existing commercial experience and its overall understanding of new product launches.
•
A terminal value based on a perpetual growth rate of 5% (2020 3%) for free cash flow
•
A discount rate of 25% (2020: 25%) calculated using a risk-free interest rate of 1.5% (2020: 1.5%) and appropriate market risk and small company specific risk premiums

Reasonable changes in (i) the Group's ability to achieve the commercial milestones included in the projections, (ii) the discount rate, or (iii) the perpetual growth rate would not lead to an impairment.

Impairment Review—Intangible Assets

Whilst the Group has no intangible assets with indefinite useful lives, there are intangible assets under development which are not yet available for use. These represent elements of the underlying technology which will ultimately support the Group’s future product launches.

The recoverable amount of the assets have been calculated with reference to the present value of the future cash flows expected to be derived from the assets (value in use). In calculating this value, management have used the following assumptions:

•
Five years of cash flow projections are based on the Group’s long term financial projections, including the launch and commercialization of products and services related to the underlying technology. These projects are based on the Group's existing commercial experience and its overall understanding of new product launches.
•
A discount rate of 25% (2020: 25%) calculated using a risk-free interest rate of 1.5% (2020: 1.5%) and appropriate market risk and small company specific risk premiums

Reasonable changes in (i) the Group's ability to achieve the commercial milestones included in the projections, (ii) the discount rate, or (iii) the perpetual growth rate would not lead to an impairment.